Warrants (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) yr $ / shares shares	Dec. 31, 2020 USD ($) shares	Mar. 31, 2021 $ / shares shares	Jul. 31, 2020 USD ($) $ / shares shares
Series D Preferred Stock Warrant [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Grant date fair value of warrant | $					$ 400
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Grant date fair value of warrant | $		$ 1,200	$ 100
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Risk-free interest rate [Member]
Class of Warrant or Right Exercised During Period
Warrants and Rights Outstanding, Measurement Input		1.5
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Expected volatility [Member]
Class of Warrant or Right Exercised During Period
Warrants and Rights Outstanding, Measurement Input		59.6
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Estimated time [Member]
Class of Warrant or Right Exercised During Period
Warrants and Rights Outstanding, Measurement Input | yr		10
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right Exercised During Period
Warrants and Rights Outstanding, Measurement Input		5.26
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Black-Scholes [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Grant date fair value of warrant | $		$ 500
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrants [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Exercises of existing warrants during period		0	0
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrants [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Grant date fair value of warrant | $	$ 5
Class of warrant or right, Exercisable, Term	10 years
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrant Classified As Liability [Member] | Common Stock Warrants [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right exercise price of warrants or rights | $ / shares		$ 0.82
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrant Classified As Liability [Member] | Common Stock Warrants [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right Exercised During Period
Warrants and rights outstanding | $		$ 200
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Number of securities called by warrants or rights		219,839
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock [Member] | Common Stock Warrants [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Number of securities called by warrants or rights	40,000	51,724
Class of warrant or right exercise price of warrants or rights | $ / shares	$ 0.22	$ 1.74
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock [Member] | Common Stock Warrant Classified As Liability [Member] | Common Stock Warrants [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Number of securities called by warrants or rights				219,839
Class of warrant or right exercise price of warrants or rights | $ / shares				$ 0.82
GRNA Green light Biosciences Holdings Pbc Member [Member] | Common Stock Warrants [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right Exercised During Period
Warrants issued		34,483
Public Warrants [Member]
Class of Warrant or Right Exercised During Period
Warrants outstanding		10,350,000	0
Description of redemption of public warrants		Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants: • in whole and not in part; • at a price of $0.01 per Public Warrant; • upon not less than 30 days’ prior written notice of redemption to each warrant holder; and • if, and only if, the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business trading days before sending the notice of redemption to warrant holders.
Private Placement Warrants [Member]
Class of Warrant or Right Exercised During Period
Warrants outstanding		2,000,000
Class of warrant or right exercise price of warrants or rights | $ / shares		$ 1.00
Insider Warrants [Member]
Class of Warrant or Right Exercised During Period
Warrants outstanding		750,000
Class A Common Stock [Member]
Class of Warrant or Right Exercised During Period
Business combination, description		In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A common stock during the 20 trading day period starting on the trading day after the day on which the Company completes a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Series D Redeemable Convertible Preferred Stock [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Number of securities called by warrants or rights		874,130
Series D Redeemable Convertible Preferred Stock [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Series D Preferred Stock Warrant [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Number of securities called by warrants or rights					874,130
Class of warrant or right exercise price of warrants or rights | $ / shares					$ 1.8118